Convertible Preferred Stock	12 Months Ended
Dec. 31, 2019
Convertible Preferred Stock [Member]
Convertible Preferred Stock

12. Convertible Preferred Stock

Presentation

The convertible preferred stock instruments are contingently redeemable preferred stock. Each series contains the same redemption features upon a liquidation event that places the stockholder ahead of and in preference to the common stockholders of the Company. The convertible preferred stock is presented on the consolidated balance sheets as temporary equity.

The authorized, issued and outstanding shares of convertible preferred stock as of December 31, 2019 consist of the following:

	Shared Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
			(in thousands)
Series A	10,000,000	9,486,575	$9,486	$9,486
Series B	35,000,000	7,980,620	7,981	9,356
Series C	8,000,000	7,500,000	7,500	5,550
Series D	20,000,000	10,217,687	15,327	14,678

Total	73,000,000	35,184,882	$40,294	$39,070

The authorized, issued and outstanding shares of convertible preferred stock as of December 31, 2018 consist of the following:

	Shared Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
			(in thousands)
Series A	10,000,000	9,486,575	$9,486	$9,486
Series B	35,000,000	7,866,175	7,866	9,232
Series C	8,000,000	7,500,000	7,500	5,550
Series D	20,000,000	8,708,352	13,063	12,415

Total	73,000,000	33,561,102	$37,915	$36,683

For the years ended December 31, 2019 and 2018, the Company issued 114,445 and 2,592,000 shares of Series B convertible preferred stock, respectively, at $1.00 per share.

For the year ended December 31, 2019, the Company issued 1,509,335 shares of Series D convertible preferred stock at $1.50 per share, of which 1,166,667 shares related to the settlement with PUR. See Note 6 – Investment in PUR for further information. For the year ended December 31, 2018, the Company issued 1,742,167 shares of Series D convertible preferred stock at $1.50 per share.

General Rights and Preferences

The holders of each series of convertible preferred stock are entitled to receive noncumulative dividends at a rate of 6% per share per annum based on the original issue price. The preferred stock dividends are payable in preference and in priority to any dividends on common stock if or when any dividends are declared by the Board of Directors. The Company’s Board of Directors have not declared any dividends during the periods presented.

The holders of the Series A, B and C convertible preferred stock are entitled to receive liquidation preferences at the rate of $1.00 per share. The Series D holders are entitled to liquidation preferences at a rate of $1.50 per share. All series holders also have a right to receive declared but unpaid dividends upon a liquidation event. The liquidation preferences to all holders of preferred stock are made pari passu with payments to other series of convertible preferred stockholders and are made in preference to any payments to the holders of common stock.

The shares of each series of convertible preferred stock are convertible into an equal number of shares of common stock, at the option of the holder. Likewise, at the election of the holders of the majority of the then outstanding shares of convertible preferred stock, all shares will automatically convert to an equal number of shares of common stock. Finally, each share of preferred stock is automatically converted into common stock immediately upon the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, resulting in the receipt by the Company of at least $20.0 million in which the per share price is at least $4.50. The conversion from the public offering would result in the convertible preferred stockholders receiving less than one common share for each of their shares being converted.

The holders of each series of preferred stock are entitled to one vote for each share of common stock into which such preferred stock could then be converted; and with respect to such vote, such holders shall have full voting rights and powers equal to the voting rights and powers of the holders of common stock.

Non-Dilutive Rights

Special non-dilutive rights (“Indemnification Liability”) exist pursuant to an Indemnification Agreement executed between Lordship and Histogen on January 12, 2012. The Company is obligated to issue to Lordship additional capital stock calculated based on payments or issuances of capital stock the Company may make to Proteus Advisors, LLC (“Proteus”). The Company had contracted with Proteus for various advisory services dating back to 2009 and settled the compensation for such services through a Letter Agreement dated January 12, 2016. The Letter Agreement stipulated that the Company would pay Proteus through immediate issuance of freestanding warrants to purchase 450,000 shares of Series B convertible preferred stock and a one-time cash payment of $300 thousand when the level of additional accumulated capital investment received by the Company after May 1, 2015 reached $10.0 million. In January 2019, the Indemnification Liability was settled.